CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	R$ 2,475,863	R$ 4,160,654
Short-term investments	2,959,135	2,626,212
Trade accounts receivable - net	4,999,004	5,414,075
Inventories	17,817,585	16,861,488
Tax credits	1,392,417	2,083,885
Income and social contribution taxes recoverable	815,197	804,053
Dividends receivable	5,048	7,671
Fair value of derivatives	3,272	3,246
Other current assets	789,901	679,193
TOTAL CURRENT ASSETS	31,257,422	32,640,477
NON-CURRENT ASSETS
Tax credits	511,547	124,600
Deferred income taxes	2,164,477	2,929,308
Related parties	0	2,678
Judicial deposits	1,825,899	1,659,379
Other non-current assets	700,377	571,637
Prepaid pension cost	9,179	4,942
Investments in associates and joint ventures	3,896,518	3,340,775
Goodwill	11,634,464	12,427,527
Leasing	960,876	861,744
Other intangibles	415,159	509,760
Property, plant and equipment, net	20,422,734	18,741,786
TOTAL NON-CURRENT ASSETS	42,541,230	41,174,136
TOTAL ASSETS	73,798,652	73,814,613
CURRENT LIABILITIES
Trade accounts payable	6,618,923	8,017,140
Short-term debt	2,492,262	234,537
Debentures	628,886	1,531,956
Taxes payable	395,212	548,173
Income and social contribution taxes payable	497,243	863,136
Payroll and related liabilities	1,056,325	1,199,143
Leasing payable	275,934	275,086
Employee benefits	516	39
Environmental liabilities	262,018	231,711
Fair value of derivatives	19,056
Obligations with FIDC		45,497
Other current liabilities	1,216,206	1,090,396
TOTAL CURRENT LIABILITIES	13,462,581	14,036,814
NON-CURRENT LIABILITIES
Long-term debt	8,687,355	10,875,249
Debentures	798,887	1,397,951
Related parties	24,890	24,648
Deferred income taxes	96,341	98,975
Provision for tax, civil and labor liabilities	2,026,003	1,741,026
Environmental liabilities	222,634	343,998
Employee benefits	893,378	1,415,151
Leasing payable	754,709	643,279
Other non-current liabilities	533,681	421,873
TOTAL NON-CURRENT LIABILITIES	14,037,878	16,962,150
EQUITY
Capital	19,249,181	19,249,181
Treasury stocks	(179,995)	(152,409)
Capital reserves	11,597	11,597
Retained earnings	22,172,561	17,838,494
Transactions with non-controlling interests without change of control	(2,904,670)	(2,870,825)
Other reserves	7,767,520	8,528,244
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	46,116,194	42,604,282
NON-CONTROLLING INTERESTS	181,999	211,367
EQUITY	46,298,193	42,815,649
TOTAL LIABILITIES AND EQUITY	73,798,652	73,814,613
Trade accounts payable - Domestic market
CURRENT LIABILITIES
Trade accounts payable	4,241,819	5,277,867
Trade accounts payable - Debtor risk
CURRENT LIABILITIES
Trade accounts payable	653,085	807,915
Trade accounts payable - Imports
CURRENT LIABILITIES
Trade accounts payable	R$ 1,724,019	R$ 1,931,358